Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payments of redeemable convertible preferred stock issuance costs	$ 88	$ 213	$ 107
Series A Preferred Stock [Member]
Payments of redeemable convertible preferred stock issuance costs			$ 107
Series B Preferred Stock [Member]
Payments of redeemable convertible preferred stock issuance costs		$ 213
Series C Preferred Stock [Member]
Payments of redeemable convertible preferred stock issuance costs	$ 88